ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies Abstract
Description of accounting policy for principles of consolidation explanatory [text block]
Principles

of consolidation,

business combinations

and goodwill

(i)
Subsidiaries

Subsidiaries

are

all entities

over

which

the Atento

Group

has

control.

The

Atento

Group

controls

an

entity when

the

Atento
Group

is

exposed to,

or

has

rights

to, variable

returns

from

its

involvement

with

the

entity and

has

the ability

to affect

those

returns
through its

power to

direct the activities

of the entity.

Subsidiaries

are fully

consolidated

from

the date on

which control

is obtained

by
the Group, until

the Group

loses control

of the entity.
Intercompany

transactions,

balances and

unrealized gains on

transactions

between

the Atento

Group companies are eliminated
on consolidation,

except the

effects

arisen from exchange

variations

that is

not eliminated

for disclosure

purpose.

Unrealized

losses

are
also

eliminated

unless

the

transaction

provides

evidence

of

an

impairment

of

the

transferred

asset.

All

subsidiaries

apply

and

are
consistency

with the policies adopted

by the Atento

Group.
Non-controlling

interests

in

the

results

and

equity

of

subsidiaries

are

shown

separately

in

the

consolidated

statements

of
operations,

statement

of comprehensive

income, statement

of changes

in equity and financial

position.
(ii)
Business combinations

and goodwill
When

the

Atento

Group

acquires

a business,

it assesses

the

financial assets

acquired

and

liabilities assumed

for appropriate
classification

and

designation

in

accordance

with

the

contractual

terms,

economic

circumstances

and

pertinent

conditions

as

at

the
acquisition

date. This

includes

the separation of

embedded derivatives

in host

contracts

by the acquire.
Any contingent

consideration

to be transferred by the acquirer

will be recognized at fair value at the acquisition date. Contingent consideration

classified

as

equity

is

not

remeasured

and

its

subsequent

settlement

is

accounted

for

within

equity.

Contingent
consideration

classified

as

an asset

or liability

that is

a financial

instrument

and

within

the scope

of IFRS

9 Financial

Instruments,

is
measured

at

fair

value

with

the changes

in fair

value

recognized

in

the

statement

of profit

or

loss

in

accordance

with

IFRS

9. Other
contingent

consideration

that is not

within the scope

of IFRS

9 is measured at fair

value at each reporting

date with changes

in fair

value
recognized in

profit or loss.
Goodwill

is initially

measured

as any excess

of the total

consideration

transferred

over the

net identifiable

assets

acquired and
liabilities

assumed.

If

the

fair

value

of

the

net

assets

acquired

is

greater

than

the

total

consideration

transferred,

the

difference

is
recognized

in the statements

of operations

as a gain from

a bargain

purchase. Goodwill

acquired in

a business

combination is

allocated
to each

cash

-generating

unit, or group

of cash

-generating

units, that

are expected

to benefit

from

the synergies

arising

in the

business
combination.

Goodwill

is not

amortized

but it

is tested

for

impairment

annually

or whenever

there

are

certain

events

or chang

es in
circumstances indicating

potential impairment.

The carrying amount of the assets

allocated to each cash-generating

unit is

then compared
with its recoverable

amount,

which is

the greater

of its

value in use

or fair

value less

costs

to sell. Any

impairment

loss is

immediately
taken to the

statements

of operations

and may not

be reversed (see

Note 3h).

Description of accounting policy for business combinations and goodwill [text block]
Business combinations

and goodwill
When

the

Atento

Group

acquires

a business,

it assesses

the

financial assets

acquired

and

liabilities assumed

for appropriate
classification

and

designation

in

accordance

with

the

contractual

terms,

economic

circumstances

and

pertinent

conditions

as

at

the
acquisition

date. This

includes

the separation of

embedded derivatives

in host

contracts

by the acquire.
Any contingent

consideration

to be transferred by the acquirer

will be recognized at fair value at the acquisition date. Contingent consideration

classified

as

equity

is

not

remeasured

and

its

subsequent

settlement

is

accounted

for

within

equity.

Contingent
consideration

classified

as

an asset

or liability

that is

a financial

instrument

and

within

the scope

of IFRS

9 Financial

Instruments,

is
measured

at

fair

value

with

the changes

in fair

value

recognized

in

the

statement

of profit

or

loss

in

accordance

with

IFRS

9. Other
contingent

consideration

that is not

within the scope

of IFRS

9 is measured at fair

value at each reporting

date with changes

in fair

value
recognized in

profit or loss.
Goodwill

is initially

measured

as any excess

of the total

consideration

transferred

over the

net identifiable

assets

acquired and
liabilities

assumed.

If

the

fair

value

of

the

net

assets

acquired

is

greater

than

the

total

consideration

transferred,

the

difference

is
recognized

in the statements

of operations

as a gain from

a bargain

purchase. Goodwill

acquired in

a business

combination is

allocated
to each

cash

-generating

unit, or group

of cash

-generating

units, that

are expected

to benefit

from

the synergies

arising

in the

business
combination.

Goodwill

is not

amortized

but it

is tested

for

impairment

annually

or whenever

there

are

certain

events

or chang

es in
circumstances indicating

potential impairment.

The carrying amount of the assets

allocated to each cash-generating

unit is

then compared
with its recoverable

amount,

which is

the greater

of its

value in use

or fair

value less

costs

to sell. Any

impairment

loss is

immediately
taken to the

statements

of operations

and may not

be reversed (see

Note 3h).

Description of accounting policy for functional currency [text block]
Functional

and presentation

currency
Items included in

the financial statements

of each of the Atento Group’s

entities are measured using

the currency

of the primary
economic environment

in which

the entities

operate

(‘the functional

currency’).

The consolidated

financial

statements

are presented

in
thousands

of U.S.

dollars, which

is the presentation

currency of the

Atento

Group.

Description of accounting policy for foreign currency translation [text block]
c)

Foreign

currency translation
The

results

and

financial

position

of

all

Atento

Group

entities

whose

functional

currency

is

different

from

the

presentation
currency are

translated into

the presentation

currency as follow:
●
Statements

of financial position

assets

and liabilities are translated

at the exchange

rate prevailing

at the reporting

date.
●
Statements

of operations

items are

translated at

average

exchange

rates for the

year (unless this average

is not a reasonable
approximation

of the cumulative

effect

of the rates

prevailing on

the transaction

dates,

in which case

income and

expenses
are translated

at the rate

on the dates

of the transactions).
●
Hyperinflationary

economies:

Under

IAS

29,

the

non-monetary

assets

and

liabilities,

the

equity

and

the

statements

of
operations

of

subsidiaries

operating

in

hyperinflationary

economies

are

restated

applying

a

general

price

index.

The
financial

statements

of an entity

whose

functional

currency is

the

currency

of a

hyperinflationary

economy,

whether

they
are based

on a historical

cost approach

or a

current cost

approach,

shall be

stated

in terms

of the

measuring

unit current

at
the end of the

reporting period

and translated

to U.S. dollar at the

closing rate

of the period, for

the purposes

of conversion,
applying IAS

21.
●
Proceeds

and payments

shown

on the

statements

of cash

flows are

translated

at the average

exchange

rates for

the period
(unless

this

average

is

not a

reasonable

approximation

of

the cumulative

effect

of the

rates prevailing

on

the

transaction
dates, in which case proceeds

and payments are translated at the rate on the dates of the transactions). Proceeds and payments for the subsidiary

located in Argentina

shown on the statements

of cash flows are translated

at the exchange rates

prevailing
at the reporting

date.
●
Retained

earnings are

translated at

historical

exchange

rates.
●
All resulting

exchange

differences

are recognized

in other

comprehensive

income/(loss).
Goodwill

and fair value adjustments

to net assets

arising from the acquisition

of a foreign company

are considered to

be assets
and liabilities

of the foreign company and are translated

at year-end exchange rates.

Exchange differences

arising are recognized

in other
comprehensive

income/(loss).

Description of accounting policy for segment reporting [text block]
Segment

information
Segment

information

is presented

in

accordance

with

management

information

reviewed

by

the

Chief

Operating

Decision
Maker

(“CODM”).

The

CODM,

responsible

for

allocating

resources

and

assessing

performance

of

operational

segments,

has

been
identified as

the Chief

Executive Officer

(“CEO”)

responsible

for strategic decisions.
The CODM considers

the business

from a geographical perspective

and analyzes

it across

three operation

al segments–EMEA,
Americas and

Brazil.
No operating

segments

have been

aggregated

to form the

reportable operating

segments

as compared

to the

previous years.

Description of accounting policy for intangible assets other than goodwill [text block]
f)

Intangible assets
Intangible assets

are stated at acquisition

cost, less any

accumulated

amortization and

any

accumulated impairment

losses.
The intangible

assets

acquired in a business

combination are

initially measured

at their fair value

as of the acquisition

date.
The useful

lives of intangible

assets

are assessed

on a case-by-case

basis

to be either finite or indefinite. Intangible

assets

with
finite lives are amortized on a straight

-line basis over their estimated useful life and assessed

for

impairment whenever events

or changes
indicate

that

their

carrying

amount

may

not

be

recoverable.

Intangible

assets

that

have

an

indefinite

useful

life

are

not

sub

ject to
amortization

and

are

tested

annually

for

impairment.

The

amortization

charge

on

intangible

assets

is recognized

in

the

consolidated
statements

of operations

under “Amortization”.
Amortization

methods and useful

lives are revised annually at

the end of each reporting period

and, where appropriate,

adjusted
prospectively.
Customer base
Customer base

acquired in a business

combination is recognized

at fair value at the acquisition

date and have

finite useful lives
and are

subsequently

carried at cost

less accumulated

amortization,

which

has

been estimated

to be

between

seven

and twelve

years.
The customer

base relates

to all agreements, tacit or explicit,

entered into between

the Atento

Group and the former owner

of the Atento
Group and

between

the Atento Group

and other

customers, in

relation to

the provision

of services,

and that were

acquired as

part of the
business

combinations.
Software
Software

is measured

at

cost

(at acquisition

or development

costs)

and

amortized on

a straight

-line basis

over

its

useful

life,
generally

estimated to

be between
three

and
five years
. Maintenance

cost of software

is expensed

as incurred.
Development

costs

directly attributable

to the design

and creation

of software that

are identifiable and

unique, and that

may be
controlled by

the Group, are

recognized

as an intangible

asset

providing the following

conditions

are met:
●
It is technically

feasible for the

intangible

asset

to be completed so

that it will be

available for

use or

sale.
●
Management

intends to

complete the asset

for use or sale.
●
The Group has

the capacity to

use or sell the

asset.
●
It is possible

to show evidence

of how the intangible

asset

will generate probable

future economic

benefits.
●
Adequate

technical, financial

and other resources

are available

to complete the

development

and to use or sell the

intangible
asset.
●
The outlay

attributable

to the

intangible

asset

during its development

can be reliably

determined.
Directly attributable

costs

capitalized in the

value of the

software include

the cost of

personnel developing

the programs.

Costs

that do

not meet

the criteria

listed

above

are recognized

as an

expense

as

incurred. Expenditure

for an

intangible

asset
that is

initially recognized

within

expenses for

the period

may not

be subsequently

recognized as intangible

assets.
g)

Property,

plant and

equipment
Property,

plant and equipment

are measured

at cost, less accumulated

depreciation

and any

impairment losses.
Acquisition costs

include, when appropriate, the initial estimates of decommissioning,

withdrawal,

and site reconditioning costs
when the

Atento

Group is

obliged to

bear this

expenditure

as a condition

of using

the assets.

Repairs that do not

prolong the

useful life
of the assets

and maintenance costs

are recognized directly

in the statements

of operations.

Costs

that prolong

or improve the life

of the
asset

are capitalized

as an increase

in the

cost of the

asset.
Property,

plant and

equipment acquired

in a business

combination are initially

measured at fair value

as of the acquisition

date.
The

Atento

Group

assesses

the need

to

write down,

if appropriate,

the

carrying

amount

of each

item

of

property,

plant

and
equipment

to

its

period-end

recoverable

amount

whenever

there

are

indications

that

the

assets’

carrying

amount

may

not

be

fully
recoverable

through

the generation

of sufficient

future

revenue.

The

impairment allowance

is reversed

if the

factors

giving

rise to

the
impairment

cease to exist.
The depreciation

charge

for items of

property,

plant and

equipment

is recognized

in the

consolidated

statements

of operations
under “Depreciation”.
Depreciation

is calculated on a straight

-line basis over the useful life

of the asset applying

individual

rates to each type of asset,
which are

reviewed at

the end of each

reporting period.

Description of accounting policy for property, plant and equipment [text block]	Years of useful life Buildings 10 - 40 Plant and machinery 3 - 6 Furniture, tools 1 - 10 Other tangible assets 5 - 8
Description of accounting policy for impairment of assets [text block]
h) Impairment

of noncurrent

assets
The Atento

Group

assesses

as of each reporting date

whether there

is an

indicator

that a non-current

asset

may be impaired.

If
any such

indicator

exists,

or when

annual

impairment

testing

for an

asset

is required

(e.g.,

goodwill),

the Atento

Group estimates

the
asset’s

recoverable amount. An

asset’s

recoverable amount is the higher

of its fair value

less costs

to sell or its value in use. In

assessing
the value in use, the estimated

future cash flow is discounted

to its present value using a pre-tax discount

rate that

reflects current

market
assessments

of the time

value of money and

the risks specific to the asset.

Where the carrying amount of an

asset

exceeds its recoverable
amount,

the

asset

is impaired.

In

this

case,

the carrying

amount

is

written

down

to

its

recoverable

amount,

and

the

resulting

loss

is
recognized

in

the

statements

of operations.

Future

depreciation/amortization

charges

are

adjusted

to

reflect

the

asset’s

new

carrying
amount over

its remaining

useful life.

Management

analyzes the

impairment

of each asset

individually,

except in the

case of assets

that
generate

cash flow which

are interdependent

on those generated

by other assets

(cash generating units

– “CGU”).
The Atento

Group

bases

the calculation

of impairment

on the business

plans of the various

cash generating

units

to which

the
assets

are allocated.

These

business

plans cover five

years and

is subjected

annually for

the Board

of Directors

approval. A

long-term
growth rate is

calculated and

applied to project

future

cash flows

after the fifth year.
When

there are

new events

or changes

in circumstances

that indicate

that a

previously

recognized

impairment loss

no longer
exists

or has

been

decreased,

a new

estimate

of

the asset’s

recoverable amount

is made.

A

previously

recognized

impairment

loss

is
reversed only

if there has been a change

in the estimates used

to determine the asset’s

recoverable amount since

the last

impairment loss
was recognized.

If that

is the case, the

carrying amount

of the asset

is increased to its recoverable

amount.

The reversal is

limited to

the
carrying

amount

that

would have

been determined

if no

impairment

loss

been recognized

for the

asset

in prior years.

This

reversal

is
recognized

in the statements

of operations

and the depreciation

charge

is adjusted

in future periods to reflect the

asset’s

revised carrying
amount.

Impairment losses

relating to goodwill

cannot be

reversed in

future periods.

Description of accounting policy for financial assets [text block]
Financial assets

and liabilities
Financial

assets
Initial recognition

and measurement

Financial

assets

are classified,

at

initial

recognition,

as

subsequently

measured

at

amortized

cost,

fair

value

through

other
comprehensive

income

(OCI), and

fair value through

profit or loss.
The Atento

Group has classified

all financial

assets

as amortized cost, except

for derivative

financial instruments.
All purchases

and sales

of

financial

assets

are recognized

on

the statement

of financial

position

on the

transaction

date,

i.e.
when the

commitment

is made to purchase

or sell the asset.
A financial

asset

is fully or partially

derecognized

from the

statement of financial

position

only when:
1.
The rights

to receive cash

flow from

the asset

have expired.
2.
The Atento

Group has assumed

an obligation

to pay the

cash flow

received from the

asset

to a third party

or
3.
The

Atento

Group

has

transferred

its

rights

to

receive

cash

flow

from

the

asset

to

a

third

party,

thereby

substantially
transferring

all the risks and

rewards

of the asset.

Financial

assets

and financial

liabilities

are

offset

and

presented

on a

net

basis

in

the

statement

of

financial

position

when

a
legally

enforceable

right exists

to offset

the amounts

recognized

and the

Atento

Group

intends to

settle the

assets

and liabilities

net or
to simultaneously

realize the asset

and cancel

the liability.

Amortized cost

financial assets

include fixed maturity

financial assets

not listed in active markets

and which are

not derivatives.
They are classified

as current

assets,

except for those

maturing more than twelve months

after the reporting

date, which are

classified as
non-current assets.

Loans and receivables are initially

recognized at fair value

plus any transaction

costs,

and are subsequently

measured
at amortized cost,

using the

effective interest

method. Interest calculated

using the

effective

interest method is recognized

under finance
income

in the statements

of operations.
In

compliance

with

IFRS

9

–

“Financial

Instruments”,

the

allowance

for

expected

loss

on

trade

receivables

accounts

was
measured

through

a simplified

approach,

using

historical

data,

projecting

the expected

loss

over the

contractual

life, by

customer

and
according

to the respective maturity terms.

In addition, for

certain cases,

the Company performs

individual analyses

to assess

the receipt
risks.

Description of accounting policy for trade and other receivables [text block]
Trade

receivables
Trade receivables

are amounts

due from

customers for

the sale of services in

the normal course

of business.

Receivables slated
for collection

in twelve months

or less are classified

as current

assets;

otherwise, the balances are

considered

non-current

assets.
These are

financial assets

measured initially at

fair value and subsequently,

at amortized cost

and are evaluated

by the value of
the

services

provided

in

accordance

with

the

contracted

conditions,

net

of

estimated

impairment

losses.

These

include

the

services
provided

to

customers, which

were

still not

billed at

the balance

sheet

date. In

general, cash

flow relating

to short

-term receivables

is
not discounted.

Description of accounting policy for determining components of cash and cash equivalents [text block]
Cash and cash

equivalents
Cash and

cash

equivalents

comprise cash

on hand and

in banks,

demand

deposits

and other highly

liquid

investments

with an
original maturity

of three

months or

less, which are

subject to

an insignificant

risk of changes

in value.

Description of accounting policy for borrowing costs [text block]
Debt with

third parties

(Loans

and Borrowings)
Debt

with

third

parties

is

initially

recorded

at

the

fair

value

of

the

consideration

received,

less

any

directly

attributable
transaction

costs.

After initial

recognition,

these financial

liabilities

are measured

at amortized

cost using

the effective

interest

method.
Any difference between

the cash received (net of transaction

costs)

and the repayment value is recognized in the statements

of operations
over the

life

of the debt.

Debt

with third

parties is

non-current

when

the maturity

date is

longer than

twelve months

from

the reporting
date, or when

the Atento Group

has full discretion

to defer

settlement for

at least another

twelve months

from

that date.

Financial

liabilities

are derecognized

in the

statement of

financial position

when the

respective obligation

is settled,

cancelled
or matures.

Description of accounting policy for trade and other payables [text block]
Trade

payables
Trade

payables

are

payment

obligations

in

respect

of

goods

or

services

received

from

suppliers

in

the

ordinary

course

of
business.

Trade payables falling

due in

twelve months

or less are

classified as

current liabilities;

otherwise, the

balances

are considered
as non-current

liabilities.
Recognized

fair value measurements
This

section

explains

the

judgements

and estimates

made

in

determining

the

fair values

of the

financial

instruments

that are
recognized

and measured

at

fair

value

in the

financial

statements.

To provide

an

indication

about

the reliability

of the

inputs

used

in
determining

fair value, company

has

classified its financial

instruments

into the

three levels prescribed

under the accounting

standards.
As of December

31, 2021
Notes Level 1 Level 2 Total
Assets
Derivative

financial instruments
14 -

15,992

15,992

Cash and

cash equivalents
15 128,824

-

128,824

Liabilities
Debt with third

parties
17 718,279

-

718,279

Derivative

financial instruments
14 -

55,948

55,948

As of December

31, 2020
Notes Level 1 Level 2 Total
Assets
Derivative

financial instruments
14 -

11,088

11,088

Cash and

cash equivalents
15 208,994

-

208,994

Liabilities
Debt with third

parties
17 727,823

-

727,823

Derivative

financial instruments
14 -

5,220

5,220
There were

no transfers

between levels

for recurring

fair value measurements

during the year.
Below,

Company

describes

an explanation

of each level:
Level 1:

The fair value

of financial instruments

traded in active

markets is based

on quoted

market prices

at the end of

the reporting
period. The

quoted

market price

used for

financial assets

held by the group is the

current bid price.

These instruments

are included

in
level 1.
Level 2:

The fair value

of financial instruments

that are not traded

in an active

market is determined

using valuation

techniques

that
maximize

the use of observable

market

data and rely

as little as

possible on entity

-specific estimates.

If all significant

inputs required
to fair

value an instrument

are observable,

the instrument

is included

in level 2.
Level 3:

If one or more

of the significant

inputs is not based

on observable

market data,

the instrument

is included in

level 3.

Description of accounting policy for derivative financial instruments and hedging [text block]
j) Derivative

financial

instruments

and hedging
Derivative

financial

instruments

are

initially

recognized

at

their

fair

values

on

the

date

on

which

the

derivative

contract

is
entered

into and are

subsequently

remeasured at their

fair value.
Any

gains

or

losses

resulting

from

changes

in

the

fair

value

of

a

derivative

instrument

are

recorded

in

the

statements

of
operations,

except

for

the

effective

portion of

net investment

hedges,

which

is recognized

in other

comprehensive

income/(loss)

and
later reclassified

to profit

or loss when

the hedge item affects

the statements

of operations.
At

the

inception

of

the

derivative

instrument

contract

,

the

Atento

Group

documents

the

relationship

between

the

hedging
instruments

and the

hedged items,

as well as

the risk management

objectives

and the strategy

for groups

of hedges.

The Atento

Group
also documents

its assessment,

both at the

inception

of the hedge

and throughout

the term thereof,

of whether

the

derivatives

used are
highly effective

at offsetting

changes

in the fair value

or cash flow

of the hedged

items.
A

derivative

with

a

positive

fair

value

is

recognized

as

a

financial

asset

whereas

a

derivative

with

a negative

fair

value

is
recognized

as a financial

liability.

Derivatives

are not offset

in the

financial statements

unless the Group

has both a legally

enforceable
right and intention

to offset.
For purpose

of hedge accounting

the Atento

Group designates

certain derivatives as either:
Net investment

hedges
Gains or

losses

on the hedging

instrument relating

to the effective

portion of the

hedge are

recognized

in other comprehensive
income. Gains

or losses

relating to the ineffective

portion are

recognized

in the statements

of operations.

Gains and

losses

accumulated
in equity are

included in

the statements

of operations

when the foreign

operation

is partially

disposed

of or sold.

Description of accounting policy for issued capital [text block]
k) Share capital

The ordinary

shares of the Company

are classified

in equity (see

Note 19).
Issuance

costs

directly attributable to the issuance

of new shares or options

are deducted

from the proceeds raised

in equity,

net
of the tax

effect.

Description Of Accounting Policy For Treasury Shares Explanatory
l) Treasury

shares

Own equity

instruments

that are reacquired

(treasury

shares) are

recognized

at cost and

deducted

from equity.

No gain

or loss
is recognized

in profit or

loss on the purchase,

sale, issue or cancellation

of the Atento

Group’s own

equity instruments.

Any

difference
between

the carrying amount

and the consideration,

if reissued,

is recognized

in the

share premium.

Description of accounting policy for provisions [text block]
m) Provisions
The

Company is

a party

to a

number of

judicial

and

administrative

proceedings,

whose

assessments

of the

likelihood of

loss
include

an

analysis

of

the available

evidence,

the

hierarchy

of laws,

the

available

jurisprudence,

the

most

recent court

decisions,

and
their

relevance

in

the

legal

system,

as

well

as

the

assessment

of external

lawyers.

The

Company

classifies

the

risk

of

loss

in

legal
proceedings

as probable,

possible,

or remote. The provision

recorded in relation

to such

lawsuits is set

by the

Company's Management,
based on the

analysis of

its legal counsel,

and reasonably

reflects

the estimated

probable

losses.
Provisions

are recognized

when the

Atento

Group has

a present obligation

(legal or constructive)

as a result

of a past

event,

it
is probable

that an

outflow

of resources

embodying economic

benefits

will be

required

to settle

the obligation,

and a

reliable

estimate
can

be

made

of

the

amount

of

the

obligation.

Provisions

for

restructuring

include

penalties

for

the

cancellation

of

leases

and

other
contracts,

as well as employee

termination

payments.

Provisions

are not recognized

for future operating

losses.
When the

Atento

Group is virtually

certain that

some or all

of a provision

is to be reimbursed,

for example under

an insurance
contract,

a separate asset

is recognized in the statement

of financial position,

and the expense

relating to the

provision is

recorded in the
statements

of operations, net

of the expected

reimbursement.
Provisions are

measured at the present

value of expenditure expected

to be required to settle

the obligation,

using

a pre-tax rate
that reflects

current market

assessments

of the time value of money

and the specific

risks inherent

to the

obligation.
Contingent

liabilities represent

possible obligations

to third parties,

and existing

obligations

that are not recognized,

given

that
it is not

likely that

an outflow

of economic

resources

will be

required

in order to

settle the

obligation

or because

the amount

cannot be
reliably estimated.

Contingent liabilities

are not recognized

on the consolidated

statement

of financial position

unless they

are recorded
as part

of a business

combination.
For

lawsuits

of

a massive

labor

nature,

represented

by

high

volume

lawsuits

with

similar

characteristics

and

low value,

the
provision is based

on historical information, according

to the calculation of the average payment

ticket for the last two years, considering
the procedural

stage in

which they

occurred,

and multiplied

by the

number

of lawsuits

in force

at each stage

process

measured

at each
report date.

Description of accounting policy for share-based payment transactions [text block]
n) Employee

benefit
Share

-based payments
Atento

S.A. has a share-based compensation

plan, under which the subsidiaries

of Atento S.A. receive services from

employees
as

consideration

for

the

equity instruments

of

Atento

S.A.

on a

straight

-line basis

over

the

vesting

period

and

graded

basis

over

the
vesting

period

– depending

on the

Shared-based

payments.

The

subsidiaries

themselves

are

not party

to

any of

the

contracts;

Atento
S.A.

settles

these

agreements.

The

plan

offers

various

instruments

(award

agreements,

stock

options,

restricted

stock

units, etc.),

but
some types

of restricted stock

units (“RSUs”)

have been

granted

to selected

employees, as

described in

Note 19.
The

fair

value

of the

employee

services

received

in

exchange

for

the

grant

of the

RSUs

is recognized

as an

expense

in

the
consolidated

financial

statements

of Atento S.A.

The total

amount to

be expensed

is determined

with reference

to the

fair

value of

the
RSUs granted:
●
Including any

market performance

conditions

(for example,

an entity’s

share price);
●
Excluding

the

impact

of

any

service

and

non-market

performance

vesting

conditions

(for

example,

profitability,

sales
growth targets

and remaining

an employee

of the entity

over a specified

time); and
●
Including

the impact of

any non-vesting

conditions

(for example,

the requirement

for employees

to save or

hold shares

for
a specific period

of time).
At the

end of

each reporting

period, the

group

revises

its estimates

of the

number

of RSUs that

are expected

to vest

based on
the non

-market vesting

conditions

and service

conditions.

It recognizes

the impact

of the

revisions

to

original estimates,

if any,

in

the
statements

of operations, with

a corresponding

adjustment to

equity.
When the RSUs vest,

Atento

S.A.

issues

new shares or buys them back in the market. The proceeds

received, net of any directly
attributable

transaction

costs,

are credited to

share capital

(nominal

value) and share

premium.
The social

security

contributions

payable in

connection

with the

granting

of the share

options

is considered

an integral

part

of
the grant itself,

and the charge

will be treated

as a cash-settled

transaction.
Termination

benefits
The

Company

has

a post

-employment

health

care plan

to former

employees

retired

by

the Company

who

contributed

for at
least 10 years

are guaranteed

the right to remain

on the Company's

policy for life.

This termination

benefits are

paid to employees when
the

Atento

Group

decides

to

terminate

their employment

contracts

prior

to

the usual

retirement

age

or when

the employee

agrees

to
resign voluntarily

in exchange

for these

benefits.

The Atento

Group recognizes

these benefits

as an

expense for

the year,

at the earliest
of the

following

dates:

(a) when

the

Atento

Group

is no

longer

able to

withdraw

the

offer

for

these

benefits;

or (b)

when

the

Atento
Group company

recognizes the costs

of a restructuring effort

as per IAS 37,

“Provisions, Contingent

Liabilities and Contingent

Assets”,
and when

this restructuring

entails

the payment

of termination

benefits.

When

benefits

are offered

in order

to encourage

the

voluntary
resignation

of

employees,

termination

benefits

are

measured

on

the

basis

of

the number

of

employees

expected

to

accept

the

offer.
Benefits

to be paid

in more than twelve

months

from the

reporting date

are discounted

to their present

value.
o) Income tax
The

income

tax expense

includes

all the

expenses

and credits

arising

from

the corporate

income

tax levied

on all

the

Atento
Group companies.
Income tax

expenses for

each period

represent the aggregate

amounts of

current and deferred

taxes, if

applicable.
Current tax

assets

and liabilities for the current

and prior

periods are

measured at the amount

expected to be

recovered

from or
paid

to the

tax authorities.

The

tax rates

and

tax laws

used

to compute

the

amounts

are those

that are

enacted

at the

reporting date

in
each country

in which

the Atento

Group

operates.

The Atento

Group

determines

deferred

tax assets

and liabilities

by applying

the tax
rates

that will

be

effective

when

the

corresponding

asset

is received

or

the

liability

settled,

based

on

tax

rates

and

tax laws

that

are
enacted (or

substantively

enacted) at the reporting

date.
Deferred

taxes are

calculated

on temporary

differences

arising

from

differences

between

the tax

basis

of assets

and liabilities
and their carrying

amounts

for financial

reporting purposes.
Deferred

tax assets

also arise from unused

tax credits and

tax loss carryforwards.

Description of accounting policy for termination benefits [text block]
Termination

benefits
The

Company

has

a post

-employment

health

care plan

to former

employees

retired

by

the Company

who

contributed

for at
least 10 years

are guaranteed

the right to remain

on the Company's

policy for life.

This termination

benefits are

paid to employees when
the

Atento

Group

decides

to

terminate

their employment

contracts

prior

to

the usual

retirement

age

or when

the employee

agrees

to
resign voluntarily

in exchange

for these

benefits.

The Atento

Group recognizes

these benefits

as an

expense for

the year,

at the earliest
of the

following

dates:

(a) when

the

Atento

Group

is no

longer

able to

withdraw

the

offer

for

these

benefits;

or (b)

when

the

Atento
Group company

recognizes the costs

of a restructuring effort

as per IAS 37,

“Provisions, Contingent

Liabilities and Contingent

Assets”,
and when

this restructuring

entails

the payment

of termination

benefits.

When

benefits

are offered

in order

to encourage

the

voluntary
resignation

of

employees,

termination

benefits

are

measured

on

the

basis

of

the number

of

employees

expected

to

accept

the

offer.
Benefits

to be paid

in more than twelve

months

from the

reporting date

are discounted

to their present

value.

Description of accounting policy for income tax [text block]
o) Income tax
The

income

tax expense

includes

all the

expenses

and credits

arising

from

the corporate

income

tax levied

on all

the

Atento
Group companies.
Income tax

expenses for

each period

represent the aggregate

amounts of

current and deferred

taxes, if

applicable.
Current tax

assets

and liabilities for the current

and prior

periods are

measured at the amount

expected to be

recovered

from or
paid

to the

tax authorities.

The

tax rates

and

tax laws

used

to compute

the

amounts

are those

that are

enacted

at the

reporting date

in
each country

in which

the Atento

Group

operates.

The Atento

Group

determines

deferred

tax assets

and liabilities

by applying

the tax
rates

that will

be

effective

when

the

corresponding

asset

is received

or

the

liability

settled,

based

on

tax

rates

and

tax laws

that

are
enacted (or

substantively

enacted) at the reporting

date.
Deferred

taxes are

calculated

on temporary

differences

arising

from

differences

between

the tax

basis

of assets

and liabilities
and their carrying

amounts

for financial

reporting purposes.
Deferred

tax assets

also arise from unused

tax credits and

tax loss carryforwards.

The

carrying amounts

of deferred

income tax

assets

are reviewed at

each reporting

date and

reduced to the

extent that it

is no
longer

probable

that

sufficient

future

taxable

profits

will

be

available

to

allow

all

or

part

of

that

deferred

tax

asset

to

b
e

u
tilized.
Unrecognized

deferred

income

tax

assets

are reassessed

at each

reporting

date

and

are

recognized

to

the

extent

that

it

has

become
probable that

future

taxable profits

will allow

the deferred tax

asset

to be recovered.
Deferred

tax

liabilities

associated

with

investments

in

subsidiaries

and

branches

are not

recognized

when

the

timing

of

the
reversal

can be

controlled

by the

parent

company,

and it

is probable

that the

temporary

differences

will

not reverse

in the

foreseeable
future.
Deferred

income

tax

relating

to

items

directly

recognized

in

equity

is

also

recognized

in

equity.

Deferred

tax

assets

and
liabilities

resulting from

business

combinations are

added to

or deducted

from goodwill.
Deferred

tax assets

and liabilities are offset

only if a

legally

enforceable right

exists to

offset current

tax assets

against current
income

tax liabilities and

the deferred taxes

relate to

the same taxable

entity and the

same taxation

authority.
IFRIC 23
Uncertainty over

Income Tax

Treatment
Atento

reviewed the

tax treatment

under

the terms

of IFRIC

23 in

all

subsidiaries

and

as at the

reporting

date, the

Group did
not identify

any material

impact on the

financial statements.
Atento

implemented

a process

for periodically review

the income

tax treatments

consistent

under IFRIC 23 requirements
across the Group.
p) Revenue

from Contracts

with Customers
The

Atento

Group

principally

generates

revenue

under

contracts

with

customers

for

the

provision

of

customer

relationship
management

and

business

process

(“CRM BPO”)

services.

Revenue

from

CRM

BPO

services

is

recognized

over

time

as rendered,
considering

that the customer

simultaneously

receives

and consumes

the benefits

as the Company

satisfies

its performance

obligation,
and at

an amount that

reflects

the consideration

to which the

Company expects

to be entitled

in exchange

for those

services.

The contracts

typically require

the Atento

Group

to deliver CRM

BPO services

on behalf

of customers

such as

responding

to
customer

inquiries,

completing

back-office

processes

and providing

technical support

over channels

such

as voice,

SMS, email, chats
and social

media.

Atento’s

contracts

contain

a series of

distinct

services

which

are provided

over

a period,

are substantially

the same
and have the same pattern

of transfer to the

customer,

so the Company considers

these as a single performance

obligation.

Average

days
sales outstanding

(“DSO”) was 70

days for

2021 and

the average

payment term

was

30 days

after invoicing.

The Company

recognizes
revenue on an accrual basis during the period in which services are rendered, and for services delivered and not yet invoiced the Company recognizes

unbilled

revenue

and

trade

receivables

based

on

pricing

contractually

agreed

by

its

customers

and

volume

of

services
rendered.

Atento’s

contracts

contain service

level agreements

(SLAs), which

are a form

of Key Performance

Indicators (KPI)

of service
performance

such

as average

time

to answer

calls,

the average

call

length,

customer

satisfaction

scores,

quality

scores

and customer
churn rate.
(i)
Variable

component
The

variable

component

in

contracts

consists

of bonus

and penalties

triggered by

the achievement

or

breach of

these

agreed
KPIs of

service

performance

that have

not been

confirmed with

the customer

or that

will be based

on performance

over periods

in the
future.

Management

estimates

the amount

of variable

consideration

by

using

the most

likely

amount

method

and recognizes

variable
consideration

as

revenue

only

to

the

extent

that it

is highly

probable

that

a significant

reversal

in

the

amount

of

cumulativ
e

r
evenue
recognized

will

not

occur

when

the

uncertainty

associated

with

the

variable

consideration

is

subsequently

resolved.

The

Company
applies

this

method

consistently

throughout

the

contract

when

estimating

the

effect

of

an

uncertainty

on

an

amount

of

variable
consideration

to which

it will be

entitled.

Description of accounting policy for recognition of revenue [text block]
p) Revenue

from Contracts

with Customers
The

Atento

Group

principally

generates

revenue

under

contracts

with

customers

for

the

provision

of

customer

relationship
management

and

business

process

(“CRM BPO”)

services.

Revenue

from

CRM

BPO

services

is

recognized

over

time

as rendered,
considering

that the customer

simultaneously

receives

and consumes

the benefits

as the Company

satisfies

its performance

obligation,
and at

an amount that

reflects

the consideration

to which the

Company expects

to be entitled

in exchange

for those

services.

The contracts

typically require

the Atento

Group

to deliver CRM

BPO services

on behalf

of customers

such as

responding

to
customer

inquiries,

completing

back-office

processes

and providing

technical support

over channels

such

as voice,

SMS, email, chats
and social

media.

Atento’s

contracts

contain

a series of

distinct

services

which

are provided

over

a period,

are substantially

the same
and have the same pattern

of transfer to the

customer,

so the Company considers

these as a single performance

obligation.

Average

days
sales outstanding

(“DSO”) was 70

days for

2021 and

the average

payment term

was

30 days

after invoicing.

The Company

recognizes
revenue on an accrual basis during the period in which services are rendered, and for services delivered and not yet invoiced the Company recognizes

unbilled

revenue

and

trade

receivables

based

on

pricing

contractually

agreed

by

its

customers

and

volume

of

services
rendered.

Atento’s

contracts

contain service

level agreements

(SLAs), which

are a form

of Key Performance

Indicators (KPI)

of service
performance

such

as average

time

to answer

calls,

the average

call

length,

customer

satisfaction

scores,

quality

scores

and customer
churn rate.

Description of accounting policy for interest income and expense [text block]
q) Interest

income and expenses
Interest

expenses

directly

attributable

to the

construction

of any

qualified

asset

are capitalized

during

the

time

necessary

to
complete the

asset

and prepare it for

the intended

use. All other

interest

expenses are

expensed

as incurred.
Interest income

is recognized

using

the effective

interest

method.

When a loan

or a receivable

has been

impaired, the

carrying
amount

is reduced

to the

recoverable

amount,

discounting

the estimated

future

cash flow

at the instrument’s

original

effective

interest
rate and recognizing the discount

as a decrease in interest income. Interest income

on receivable is recognized

when the cash is collected.

Description of accounting policy for leases [text block]
r) Lease (as

Lessee)
The Atento

Group

assesses

at contract inception

whether a contract

is, or contains,

a lease.

That is,

if the contract

conveys

the
right

to

control

the

use

of

an

identified

asset

for

a period

of

time

in

exchange

for

consideration.The

Atento

Group

applies

a

single
recognition

and measurement

approach for all

leases, except for

short

-term

leases and

leases of low-value

assets.

The Group recognizes
lease liabilities

to make lease

payments and

right-of-use

assets

representing

the right to use the

underlying

assets.
(i)
Right-of-use

assets
The Group recognizes

right-of-use

assets

at the commencement date of

the lease (i.e., the

date the underlying

asset

is available
for

use).

Right-of-use

assets

are measured

at

cost,

less

any

accumulated

depreciation

and

impairment

losses,

and

adjusted

for

any
remeasurement

of lease

liabilities. The

cost of

right-of-use

assets

includes the amount

of lease

liabilities

recognized,

initial

direct costs
incurred,

and

lease

payments

made

at

or

before

the

commencement

date

less

any

lease

incentives

received.

Right-of-use

assets

are
depreciated

on a straight

-line basis over the shorter

of the lease

term and the

estimated useful

lives of the

assets.
(ii) Lease liabilities
At the commencement

date of the lease,

the Group

recognizes lease

liabilities

measured at the

present value

of lease payments
to

be

made

over

the

lease

term.

The

lease

payments

include

fixed

payments

(including

in-substance

fixed payments)

less

any lease
incentives

receivable, variable

lease payments

that depend

on an index

or a rate,

and amounts

expected

to be paid

under residual

value
guarantees.
In calculating

the present

value

of lease

payments,

the Group

uses

its incremental

borrowing

rate at

the lease

commencement
date

because

the

interest

rate

implicit

in

the

lease

is

not

readily

determinable.

After

the

commencement

date,

the

amount

of lease
liabilities

is increased

to reflect

the accretion

of interest

and reduced

for

the lease

payments

made.

In addition,

the carrying

amount of
lease

liabilities

is remeasured

if there

is

a modification,

a change

in

the lease

term,

a

change

in the

lease

payments

(e.g.,

changes

to
future payments

resulting from

a change in an index

or rate used

to determine

such lease payments)

or a change

in the assessment

of an
option to purchase

the underl

ying asset.
(iii) Short-term leases

and leases of

low-value

assets
The Group applies

the short

-term lease recognition exemption

to its short

-term leases of machinery

(i.e., those

leases that have
a lease

term of 12

months

or less from

the commencement

date). It also

applies the

lease

of low-value assets

recognition exemption

to
leases

of

office

equipment

that are

low

value.

Lease

payments

on

short

-term leases

and leases

of low

value

assets

are recognized

as
expense on

a straight-line

basis over

the lease

term.
s) Critical

accounting

estimates

The preparation

of consolidated

financial statements

under IFRS

as issued by the IASB

requires the use of

certain assumptions
and estimates

that affect

the carrying amount

of assets

and liabilities within the

next financial

year.
Some of the accounting

policies applied in

preparing the accompanying

consolidated

financial statements

required Management
to apply

significant

judgments

in

order to select

the most

appropriate

assumptions

for determining

these estimates.

These assumptions
and

estimates

are

based

on

Management

experience,

the

advice

of

consultants

and

experts,

forecasts

and

other

circumstances

and
expectations

prevailing at

year end. Management’s

evaluation

considers

the global economic

situation in

the sector in which

the Atento
Group

operates,

as

well

as

the

future

outlook

for

the

business.

By

virtue

of

their

nature,

these

judgments

are

inherently

subject

to
uncertainty.

Consequently,

actual

results

could

differ

substantially

from

the

estimates

and

assumptions

used.

Should

this

occur,

the
values of

the related assets

and liabilities would

be adjusted

accordingly.
Although

these

estimates

were made

based on

the

best

information available

at

each

reporting

date

on the

events

analyzed,
events

that take place in the future

might make

it necessary

to change these

estimates in coming

years. Changes

in accounting

estimates
would be

applied prospectively

in accordance

with the

requirements

of IAS 8,

“Accounting

Policies, Changes in

Accounting

Estimates
and Errors”,

recognizing

the effects of

the changes

in estimates in

the related consolida

ted statements

of operations.
An explanation

of the estimates

and judgments

that entail

a significant

risk of leading

to a

material adjustment

in the

carrying
amounts

of assets

and liabilities is as

follow:
Impairment

of goodwill
The

Atento

Group tests

goodwill

for

impairment

annually,

in accordance

with

the accounting

policies

described

in Note

3h.
Goodwill

is subject to impairment

testing as part

of the cash

-generating unit to which

it has been allocated.

The recoverable

amounts of
cash

-generating units defined

in order to identify

potential

impairment in

goodwill are

determined on the

basis of value in use,

applying
five-year

financial

forecasts

based

on the

Atento

Group’s strategic

plans, approved

and reviewed

by Management.

These

calculations
entail the use of assumptions

and estimates, and require a significant degree of judgment.

The main variables considered

in the sensitivity
analyses

are growth rates,

discount

rates using the

Weighted

Average

Cost of Capital

(“WACC”)

and the key

business

variables
Deferred taxes

Description of accounting policy for subsidiaries [text block]
The details

of Atento

Group subsidiaries

at December

31, 2019,

2020 and 2021

are as follow:
% Interest
Name
Registered

address
Line of

business
2019 2020 2021
Holding

company
Atento Luxco

Midco, S.à.r.l.
Luxembourg Holding company 100 100 100 Atento S.A.
Atento Luxco

1 S.A.
Luxembourg Holding company 100 100 100 Atento Luxco Midco, S.a.r.l
Atalaya

Luxco 2.

S.à.r.l.
Luxembourg Holding company 100 100 100 Atento Luxco 1. S.A.
Atento Argentina.

S.A

Buenos Aires
(Argentina)
Operation of call centers
14.03 12.99 12.99 Atalaya Luxco 2. S.a.r.l.
85.97 87.01 87.01 Atento Luxco 1. S.A.
Atento Estrategias

de Transformación,
S.L.U.

(former

Global

Rossolimo. S.L.U)
Madrid (Spain) Holding company 100 100 100 Atento Spain Holdco. S.L.U.
Atento Spain

Holdco.

S.L.U
Madrid (Spain) Holding company 100 100 100 Atento Luxco 1. S.A.
Atento Spain

Holdco 6.

S.L.U
Madrid (Spain) Holding company 100 100 100 Atento Spain Holdco. S.L.U.
Atento Spain

Holdco 2.

S.A.U

Madrid (Spain) Holding company 100 100 100 Atento Spain Holdco 6. S.L.U.
Atento Teleservicios

España. S.A.U
Madrid (Spain) Operation of call centers 100 100 100 Atento Spain Holdco 2. S.A.U.
Atento Servicios

Técnicos

y Consultoría
S.A.U
Madrid (Spain)
Execution of
technological projects and
services, and consultancy
services
100 100 100 Atento Teleservicios España S.A.U.
Atento Impulsa.

S.A.U
Barcelona (Spain)
Management of
specialized employment
centers for disabled
workers
100 100 100 Atento Teleservicios España S.A.U.
Atento Servicios

Auxiliares

de Contact
Center. S.A.U
Madrid (Spain)
Execution of
technological projects and
services, and consultancy
services
100 100 100 Atento Teleservicios España. S.A.U.
Atento B V
Amsterdam
(Netherlands)
Holding company 100 100 100 Atento Spain Holdco 2. S.A.U.
Teleatento

del Perú.

S.A.C
Lima (Peru) Operation of call centers
83.3333 83.3333 83.3333 Atento B.V.
(Class A) (Class A) (Class A)
16.6667 16.6667 16.6667 Atento Holding Chile. S.A.
(Class B) (Class B) (Class B)
Woknal. S.A.
Montevideo
(Uruguay)
Operation of call centers 100 100 100 Atento B.V.